Note 9 - Long-term Debt and Financing - Components of Long-term Debt (Details) (Parentheticals) - CAD ($) $ in Millions		Sep. 30, 2020		Sep. 28, 2020	Sep. 27, 2020	Mar. 31, 2020
Statement Line Items [Line Items]
Interest rate				8.50%
The $15 million 7.0% of subordinated notes [member]
Statement Line Items [Line Items]
Interest rate		7.00%		7.00%
Face amount		$ 15.0		$ 15.0
The 10.25% term loan [Member]
Statement Line Items [Line Items]
Interest rate		10.25%		10.25%
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Interest rate		8.75%		8.75%	8.75%	8.75%
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Interest rate		6.75%	[1]	6.50%		6.75%	[1]
Face amount		$ 100.0	[1]	$ 100.0		$ 100.0	[1]
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Interest rate		6.75%	[2]		6.75%	6.75%	[2]
Face amount	[2]	$ 160.0				$ 160.0
European-focused senior convertible unsecured 6.5% convertible bonds, conversion feature [member]
Statement Line Items [Line Items]
Interest rate	[3]					6.50%

[1]	As part of the Recapitalization described in Note 12(c), the 6.5% $100 million convertible debentures were exchanged for 3,592,069 common shares along with it's pro-rata share of the $15 million subordinated note and the payment of accrued interest.
[2]	As part of the Recapitalization described in Note 12(c), the 6.75% $160 million convertible debentures were exchanged for 5,747,310 common shares along with its pro-rata share of the $15 million subordinated note and the payment of accrued interest.
[3]	On September 28, 2020, as part of the Recapitalization, the 6.5% convertible bonds were exchange for 35,737 common shares. Prior to the Recapitalization transaction on September 27, 2020, $9.2 million was outstanding in the 6.5% convertible bonds.